CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 5,738,972	¥ 4,122,405	¥ 2,792,077
Cost of revenue	(4,188,521)	(3,079,679)	(2,169,636)
Gross profit	1,550,451	1,042,726	622,441
Operating expenses
Selling and marketing expenses	(134,937)	(129,901)	(110,570)
General and administrative expenses	(702,524)	(411,418)	(329,601)
Research and development expenses	(40,049)	(21,627)	(13,915)
Income from operations	672,941	479,780	168,355
Other income (expenses):
Interest income	29,011	53,017	19,213
Interest expenses	(1,316,506)	(968,693)	(656,186)
Foreign currency exchange gain (loss), net	(21,038)	(6,000)	20,306
Government grants	27,050	9,898	3,217
Gain from purchase price adjustment	55,154
Others, net	4,952	5,565	5,436
Loss before income taxes	(548,436)	(426,433)	(439,659)
Income tax benefits (expenses)	(120,778)	(15,650)	9,391
Net loss	(669,214)	(442,083)	(430,268)
Net loss attributable to redeemable non-controlling interests	2,807
Net loss attributable to GDS Holdings Limited shareholders	(666,407)	(442,083)	(430,268)
Accretion to redemption value of redeemable non-controlling interests	(18,627)
Net loss available to GDS Holdings Limited shareholders	(685,034)	(442,083)	(430,268)
Change in redemption value of redeemable preferred shares		(17,760)
Cumulative dividend on redeemable preferred shares	(52,709)	(40,344)
Net loss available to GDS Holdings Limited ordinary shareholders	¥ (737,743)	¥ (500,187)	¥ (430,268)
Loss per ordinary share
Basic and diluted	¥ (0.59)	¥ (0.45)	¥ (0.43)
Weighted average number of ordinary share outstanding
Basic and diluted	1,253,559,523	1,102,953,366	990,255,959